SCHEDULE OF ANTI DILUTIVE EARNING PER SHARE (Details) - shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		658,907	637,500
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		442,240
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	[1]	16,667
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		200,000	637,500

[1]	Convertible note is assumed to be converted at the exercise price of $6.00 per share (subject to adjustment) as disclosed in note 9.